245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Puritan Trust (the trust): File Nos. 002-11884 and 811-00649 Fidelity Balanced Fund Fidelity Balanced K6 Fund Fidelity Puritan Fund Fidelity Puritan K6 Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust